Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement, Noncash Expense [Abstract]
Schedule of assumptions
	2019	2018
Weighted average expected life in years	5.00	5.00
Weighted average risk free interest rate	1.54% - 2.15%	2.84% - 3.21%
Weighted average volatility	131% - 188.87	134% - 144.15%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

Summary of option activity
		Weighted
		Average
		Exercise Price
	Options	per share
Outstanding at December 31, 2017	21,593,385	$0.31
Granted	10,110,000	$0.25
Exercised	-	$-
Forfeited or expired	-	$-
Outstanding at December 31, 2018	31,703,385	$0.29
Granted	2,700,000	$0.15
Exercised	-	$-
Forfeited or expired	(100,000)	$0.11
Outstanding at December 31, 2019	34,303,385	$0.28

Vested and exercisable at December 31, 2019	33,928,385	$0.29

Schedule of other share-based compensation, activity
		Weighted
		Average
		Exercise Price
	Options	per share
Outstanding at December 31, 2017	-	$-
Granted	10,110,000	$0.25
Vested	(10,110,000)	$0.25
Forfeited or expired	-	$-
Outstanding at December 31, 2018	-	$-
Granted	2,700,000	$0.15
Vested	(2,350,000)	$0.15
Forfeited or expired	-	$-
Outstanding at December 31, 2019	350,000	$0.18